Concentrations (Tables)	6 Months Ended
Jun. 30, 2012
Company's revenue

The Company’s revenue is derived from the following customers:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
CSCL Asia	$38,877	$40,249	$78,678	$79,932
COSCON	72,584	35,109	129,786	62,019
HL USA	14,697	14,111	29,176	27,853
K-Line	18,983	14,500	37,969	25,233
Other	21,180	29,703	42,801	59,630

	$166,321	$133,672	$318,410	$254,667